Stockholders' Equity - Warrants Narrative (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 20, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Warrants exercised (in shares)		(401,667)		(695)
Warrants granted (in shares)			1,636,969	2,583
Warrants granted (in dollars per share)			$ 6.72	$ 58.08
Proceeds from the sale of common stock			$ 110,000
Value of warrants recorded as debt discount and additional paid in capital			$ 0	$ 148,885
Public Offering and Controlled Equity Offering
Class of Stock [Line Items]
Proceeds from the sale of common stock	$ 15,000,000
Secured Debt
Class of Stock [Line Items]
Common stock, price per share (in dollars per share)					$ 58.08
Line of Credit | Secured Debt
Class of Stock [Line Items]
Common stock, price per share (in dollars per share)						$ 42.12
Value of warrants recorded as debt discount and additional paid in capital				$ 148,885
Line of Credit | Secured Debt | Black Scholes Option Pricing Method
Class of Stock [Line Items]
Risk-free interest rate (as a percent)				1.59%
Dividend yield (as a percent)				0.00%
Expected volatility (as a percent)				130.66%
Expected warrant term				10 years
Private Placement
Class of Stock [Line Items]
Warrants granted (in shares)			386,969
Warrants granted (in dollars per share)			$ 16.92
Expiration period			5 years
Public Offering
Class of Stock [Line Items]
Warrants granted (in shares)			1,250,000
Warrants granted (in dollars per share)			$ 3.60
Expiration period			5 years
Pre-funded Warrant | Public Offering
Class of Stock [Line Items]
Warrants exercised (in shares)		(26,389)	(26,389)
Common stock, price per share (in dollars per share)		$ 0.12	$ 0.12
Warrants granted (in shares)			26,389
Warrants granted (in dollars per share)			$ 3.48